INVENTORIES	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [Abstract]
INVENTORIES	INVENTORIES
Inventory is composed of the following for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Raw materials	61,051	52,617
Work in process	38,850	29,927
Finished goods	72,535	81,605
Parts and supplies	22,080	20,788
	194,516	184,937

The Company recorded impairments of inventories to net realizable value in the Company’s consolidated earnings as an expense for each of the years in the three-year period ended December 31, 2020 as follows:

	2020	2019	2018
	$	$	$
Impairments recorded in manufacturing facility closures, restructuring and other related charges	596	634	1,297
Reversals of impairments recorded in manufacturing facility closures, restructuring and other related charges	—	(504)	—
Impairments recorded in cost of sales	1,179	2,877	716
	1,775	3,007	2,013

Refer to Note 13 for information regarding impairments of inventories.

The amount of inventories included in the Company’s consolidated earnings in cost of sales for each of the years in the three-year period ended December 31, 2020 is as follows:

	2020	2019	2018
	$	$	$
Inventories recognized in cost of sales	843,717	836,600	771,224